UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2012



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2012


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

 ================================================

     ANNUAL REPORT
     USAA MONEY MARKET FUND
     JULY 31, 2012

 ================================================

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

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PRESIDENT'S MESSAGE

"ALTHOUGH INDIVIDUAL CIRCUMSTANCES MAY VARY,
WE BELIEVE THAT INVESTORS SHOULD MAINTAIN A        [PHOTO OF DANIEL S. McNAMARA]
PORTFOLIO WITH A LONG-TERM PERSPECTIVE."

--------------------------------------------------------------------------------

AUGUST 2012

The more things change, the more they stay the same. Investors, who were worried during the summer of 2011 about Europe and a U.S. government shutdown, found themselves worrying at the end of the reporting period about Europe and the U.S. "fiscal cliff." Overhanging it all -- the persistent slow-growth trajectory of the U.S. economy.

At the beginning of the reporting period, the U.S. economy appeared to be gaining strength, as it rebounded from an earlier slowdown. Though weaker-than-expected data surprised the markets in the fall of 2011, economic conditions -- including the level of unemployment -- seemed to improve during the winter. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. In fact, despite hopes that U.S. economic activity would accelerate during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook.

Meanwhile, politics have delayed what is expected to be a rancorous debate in Congress over another increase in the nation's debt ceiling. There also is concern about the "fiscal cliff." Unless Congress acts, $1.2 trillion in tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013.

The European sovereign debt crisis also continues to roil the markets. For the last three years, market sentiment has been at the mercy of events in the European Union (EU). As yet, a lasting solution remains elusive. Policymakers have taken only incremental steps to buy time for the EU's weakest members to regain fiscal balance. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt.

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

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The uncertainty has driven a risk-on, risk-off trade in which investors shift back and forth between riskier asset classes, such as stocks and safe-haven investments, such as U.S. Treasuries. When investors are optimistic, they seek out riskier asset classes. When they are fearful, they generally favor safe-haven securities.

In the midst of this turmoil, U.S. stocks posted solid results. Indeed, compared to many other asset classes, U.S. equity performance has been outstanding. During the reporting period, the S&P 500(R) Index recorded a gain of about 9%. Still, many observers have been disappointed; stocks have not generated the larger returns they anticipated. Although individual circumstances may vary, we believe that investors should maintain a portfolio with a long-term perspective.

Fixed-income securities appear to have returned to their traditional role as an income generator. Though bonds have delivered robust returns in recent years, we don't believe they will have the same kind of performance going forward. Furthermore, the strong price appreciation also has implications for bonds' income potential. As bond prices increased, their yields dropped near record lows. In this environment, we feel it's more important than ever to have a team of experienced bond managers working on your behalf, seeking to enhance the income you receive from your USAA fixed-income funds. Both our equity and fixed-income managers will continue working hard to meet your investment needs.

From all of us at USAA Asset Management Company, I'd like to thank you for your continued investment in our family of no-load mutual funds. We are proud of what we have been able to accomplish in all kinds of market environments.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  Distributions to Shareholders                                               9

  Report of Independent Registered Public Accounting Firm                    10

  Portfolio of Investments                                                   11

  Notes to Portfolio of Investments                                          32

  Financial Statements                                                       36

  Notes to Financial Statements                                              39

EXPENSE EXAMPLE                                                              48

ADVISORY AGREEMENT                                                           50

TRUSTEES' AND OFFICERS' INFORMATION                                          55

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA MONEY MARKET FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF THE HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Asset Management Company
--------------------------------------------------------------------------------

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   For the one-year reporting period ended July 31, 2012, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.03%, compared to an average of 0.01% for all money market funds ranked by iMoneyNet, Inc.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE REPORTING PERIOD?

   The Federal Reserve (the Fed) maintained an accommodative monetary policy throughout the reporting period, holding the federal funds target rate between 0% and 0.25%. As a result, yields on money market mutual funds remained at or near 0%.

o WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD AND HOW DID THEY AFFECT THE MONEY MARKETS?

   The U.S. economy continued on a slow-growth trajectory during the reporting period. Stubbornly high unemployment and the persistent

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA MONEY MARKET FUND

================================================================================

   overhang of a weak housing market continued to weigh on investor sentiment. Through "Operation Twist," the Fed sought to push down long-term interest rates by selling shorter-maturity bonds in its portfolio of securities and buying longer-term bonds. In June of this year, as U.S. economic data weakened and job growth failed to materialize, the Fed announced it would extend Operation Twist though the end of 2012. It also said it would hold short-term rates near zero at least through 2014.

   Europe's unresolved fiscal issues remained a major concern for investors. Despite numerous meetings and conferences in search of a resolution, the Greek debt crisis continued, threatening to spread to other European Union
   (EU) countries such as Italy and Spain (the EU's third and fourth largest economies). Fear of contagion drove a widespread flight to safety in which perceived safe-haven sovereign debt was overwhelmingly favored. Consequently, there was strong demand for U.S. Treasury securities, keeping yields low. As the reporting period came to an end, investors awaited the outcome of meetings by the Fed amid speculation about the possibility of them initiating a third round of quantitative easing.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   With interest rates at exceptionally low levels, we focused our purchases on variable-rate demand notes (VRDNs). In addition to providing safety and liquidity, the VRDNs owned by the Fund offer flexibility because we can sell them at par (100% of face value) upon notice of seven days or less. Furthermore, most of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

   With short-term interest rates hovering near zero and expected to remain at that level for the foreseeable future, we sought to invest in securities with slightly longer maturities that generally provide more yield. However, in the low interest rate environment, opportunities were limited. As always, we relied on the expertise of

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   our credit analysts to help us identify potential investments for the Fund. They also continued to analyze and monitor every holding in the portfolio.

o  WHAT IS THE OUTLOOK?

   We expect the U.S. economy to continue its slow-growth expansion amid lingering concern about the unresolved European sovereign debt crisis. Because the Fed plans to keep short-term interest rates low for an extended period, shareholders are likely to see little change in the Fund's yield over the near term. Once interest rates begin to rise, we plan to look for opportunities to invest at higher interest rates. In the meantime, we will continue to focus on safety and liquidity, while striving to maximize the income you receive from the Fund.

   Thank you for your continued confidence. We appreciate the opportunity to help you with your investment needs.

================================================================================

4  | USAA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (THE FUND) (Ticker Symbol: USAXX)

--------------------------------------------------------------------------------
                                          7/31/12                  7/31/11
--------------------------------------------------------------------------------
Net Assets                           $4,879.9 Million          $5,020.7 Million
Net Asset Value Per Share                  $1.00                     $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                     22 Days                   15 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/12
--------------------------------------------------------------------------------
   1 Year                         5 Years                         10 Years
    0.03%                          1.14%                            1.83%

--------------------------------------------------------------------------------
   7-DAY YIELD AS OF 7/31/12             EXPENSE RATIO AS OF 7/31/11*
--------------------------------------------------------------------------------
     Subsidized      0.01%                           0.65%
     Unsubsidized   -0.28%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                             USAA MONEY MARKET
                                   FUND                       iMONEYNET AVERAGE
 7/26/2011                         0.01%                            0.01%
 8/30/2011                         0.01                             0.01
 9/27/2011                         0.01                             0.01
10/25/2011                         0.01                             0.01
11/29/2011                         0.01                             0.01
12/27/2011                         0.01                             0.01
 1/31/2012                         0.01                             0.01
 2/28/2012                         0.01                             0.01
 3/27/2012                         0.01                             0.01
 4/24/2012                         0.01                             0.01
 5/29/2012                         0.01                             0.01
 6/26/2012                         0.01                             0.01
 7/31/2012                         0.01                             0.01

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 7/31/12.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                          USAA MONEY MARKET FUND
 7/31/2002                                                     $10,000.00
 8/31/2002                                                      10,013.50
 9/30/2002                                                      10,025.08
10/31/2002                                                      10,037.89
11/30/2002                                                      10,049.21
12/31/2002                                                      10,059.28
 1/31/2003                                                      10,069.40
 2/28/2003                                                      10,077.91
 3/31/2003                                                      10,085.80
 4/30/2003                                                      10,093.92
 5/31/2003                                                      10,102.45
 6/30/2003                                                      10,109.20
 7/31/2003                                                      10,115.06
 8/31/2003                                                      10,121.10
 9/30/2003                                                      10,126.60
10/31/2003                                                      10,132.57
11/30/2003                                                      10,137.55
12/31/2003                                                      10,143.24
 1/31/2004                                                      10,148.41
 2/29/2004                                                      10,153.39
 3/31/2004                                                      10,158.56
 4/30/2004                                                      10,164.08
 5/31/2004                                                      10,169.00
 6/30/2004                                                      10,174.77
 7/31/2004                                                      10,181.99
 8/31/2004                                                      10,190.37
 9/30/2004                                                      10,200.21
10/31/2004                                                      10,211.43
11/30/2004                                                      10,223.82
12/31/2004                                                      10,239.68
 1/31/2005                                                      10,254.61
 2/28/2005                                                      10,270.51
 3/31/2005                                                      10,289.56
 4/30/2005                                                      10,310.12
 5/31/2005                                                      10,331.26
 6/30/2005                                                      10,353.85
 7/31/2005                                                      10,378.50
 8/31/2005                                                      10,404.67
 9/30/2005                                                      10,433.59
10/31/2005                                                      10,461.57
11/30/2005                                                      10,492.28
12/31/2005                                                      10,528.30
 1/31/2006                                                      10,560.19
 2/28/2006                                                      10,593.06
 3/31/2006                                                      10,633.05
 4/30/2006                                                      10,668.24
 5/31/2006                                                      10,708.67
 6/30/2006                                                      10,751.79
 7/31/2006                                                      10,792.35
 8/31/2006                                                      10,836.60
 9/30/2006                                                      10,881.00
10/31/2006                                                      10,924.12
11/30/2006                                                      10,967.43
12/31/2006                                                      11,015.38
 1/31/2007                                                      11,057.63
 2/28/2007                                                      11,098.44
 3/31/2007                                                      11,145.13
 4/30/2007                                                      11,187.52
 5/31/2007                                                      11,233.04
 6/30/2007                                                      11,278.50
 7/31/2007                                                      11,322.70
 8/31/2007                                                      11,373.81
 9/30/2007                                                      11,414.83
10/31/2007                                                      11,459.28
11/30/2007                                                      11,502.88
12/31/2007                                                      11,544.68
 1/31/2008                                                      11,582.29
 2/29/2008                                                      11,613.04
 3/31/2008                                                      11,640.13
 4/30/2008                                                      11,667.01
 5/31/2008                                                      11,694.50
 6/30/2008                                                      11,717.77
 7/31/2008                                                      11,741.17
 8/31/2008                                                      11,765.46
 9/30/2008                                                      11,795.58
10/31/2008                                                      11,836.10
11/30/2008                                                      11,857.82
12/31/2008                                                      11,877.47
 1/31/2009                                                      11,892.09
 2/28/2009                                                      11,903.77
 3/31/2009                                                      11,916.08
 4/30/2009                                                      11,927.18
 5/31/2009                                                      11,939.34
 6/30/2009                                                      11,950.20
 7/31/2009                                                      11,959.75
 8/31/2009                                                      11,966.00
 9/30/2009                                                      11,970.24
10/31/2009                                                      11,973.21
11/30/2009                                                      11,974.73
12/31/2009                                                      11,977.53
 1/31/2010                                                      11,977.72
 2/28/2010                                                      11,977.81
 3/31/2010                                                      11,977.91
 4/30/2010                                                      11,978.02
 5/31/2010                                                      11,978.11
 6/30/2010                                                      11,978.21
 7/31/2010                                                      11,978.31
 8/31/2010                                                      11,978.41
 9/30/2010                                                      11,978.51
10/31/2010                                                      11,978.61
11/30/2010                                                      11,978.71
12/31/2010                                                      11,980.16
 1/31/2011                                                      11,980.26
 2/28/2011                                                      11,980.35
 3/31/2011                                                      11,980.45
 4/30/2011                                                      11,980.55
 5/31/2011                                                      11,980.65
 6/30/2011                                                      11,980.75
 7/31/2011                                                      11,980.85
 8/31/2011                                                      11,980.95
 9/30/2011                                                      11,981.05
10/31/2011                                                      11,981.15
11/30/2011                                                      11,981.25
12/31/2011                                                      11,981.35
 1/31/2012                                                      11,983.51
 2/29/2012                                                      11,983.61
 3/31/2012                                                      11,983.71
 4/30/2012                                                      11,983.81
 5/31/2012                                                      11,983.91
 6/30/2012                                                      11,984.01
 7/31/2012                                                      11,984.11

                                   [END CHART]

                       Data from 7/31/02 through 7/31/12.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For seven-day yield information, please refer to the Fund's investment overview page.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o PORTFOLIO MIX -- 7/31/2012 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                67.2%
COMMERCIAL PAPER                                                          25.2%
FIXED-RATE INSTRUMENTS                                                     6.8%
PUT BONDS                                                                  0.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-31.

================================================================================

8  | USAA MONEY MARKET FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

For the fiscal year ended July 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $1,347,000 as qualifying interest income.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
September 21, 2012

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2012

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (6.8%)

             DIVERSIFIED BANKS (2.5%)
   $30,000   Canadian Imperial Bank of Commerce                       0.58%        5/21/2013    $   30,000
    30,000   Lloyds TSB Bank plc                                      0.71        11/01/2012        30,000
    30,000   Rabobank Nederland N.V.                                  0.48        11/05/2012        30,001
    30,000   Sumitomo Mitsui Banking Corp.                            0.50        10/17/2012        30,000
                                                                                                ----------
                                                                                                   120,001
                                                                                                ----------
             DIVERSIFIED CAPITAL MARKETS (0.5%)
    25,000   UBS AG                                                   0.44         8/02/2012        25,000
                                                                                                ----------
             GENERAL OBLIGATION (2.2%)
    21,000   Kenmore-Tonawanda Union Free School District             1.00         6/28/2013        21,129
     3,000   Le Sueur Henderson ISD (NBGA)                            1.00         9/12/2012         3,002
     4,500   Litchfield ISD (NBGA)                                    1.00         9/13/2012         4,503
     4,585   Minnetonka ISD (NBGA)                                    1.00         8/18/2012         4,586
     4,500   Minnetonka ISD (NBGA)(a)                                 1.50         8/15/2013         4,549
    16,650   North Syracuse CSD                                       1.00         8/17/2012        16,653
     7,500   Rosemount ISD (NBGA)                                     1.00         3/28/2013         7,535
     8,595   South Euclid                                             1.38         9/26/2012         8,606
    28,850   Westhill CSD                                             1.00         6/28/2013        29,034
     7,870   Wichita                                                  0.75         2/07/2013         7,870
                                                                                                ----------
                                                                                                   107,467
                                                                                                ----------
             REGIONAL BANKS (1.6%)
    25,000   Norinchukin Bank                                         0.40         8/13/2012        25,000
    25,000   Norinchukin Bank                                         0.30         9/04/2012        25,000
    30,000   Union Bank of California, N.A.                           0.51        10/16/2012        30,000
                                                                                                ----------
                                                                                                    80,000
                                                                                                ----------
             Total Fixed-Rate Instruments (cost: $332,468)                                         332,468
                                                                                                ----------

             COMMERCIAL PAPER (25.2%)

             AIRPORT/PORT (0.1%)
     6,000   San Francisco Airport Commission
              (LOC - Barclays Bank plc)                               0.24         9/10/2012         6,000
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             APPROPRIATED DEBT (0.2%)
   $ 8,000   Los Angeles Municipal Improvement Corp.
              (LOC - Wells Fargo Bank, N.A.)                          0.20%        9/17/2012    $    8,000
                                                                                                ----------
             ASSET-BACKED FINANCING (7.6%)
    26,000   Alpine Securitzation(b),(c)                              0.22         8/08/2012        25,999
    17,924   Fairway Finance Corp.(b),(c)                             0.19         8/17/2012        17,922
    25,011   Fairway Finance Corp.(b),(c)                             0.18         8/20/2012        25,009
    18,016   Fairway Finance Corp.(b),(c)                             0.21        10/09/2012        18,009
    25,000   Hannover Funding Co., LLC(b),(c)                         0.38         8/16/2012        24,996
    12,400   Jupiter Securitization Co., LLC(b),(c)                   0.17         8/15/2012        12,399
    20,000   Liberty Funding, LLC(b),(c)                              0.19         8/14/2012        19,999
    25,000   Liberty Funding, LLC(b),(c)                              0.20        10/04/2012        24,991
    35,000   Nieuw Amsterdam Receivables Corp.(b),(c)                 0.20         8/09/2012        34,998
    25,000   Nieuw Amsterdam Receivables Corp.(b),(c)                 0.22         8/10/2012        24,999
    20,000   Nieuw Amsterdam Receivables Corp.(b),(c)                 0.22         9/05/2012        19,996
    30,000   Victory Receivables Corp.(b),(c)                         0.24         8/24/2012        29,995
    30,000   Working Capital Management Co.(b),(c)                    0.24         8/20/2012        29,996
    30,000   Working Capital Management Co.(b),(c)                    0.24         8/22/2012        29,996
    30,000   Working Capital Management Co.(b),(c)                    0.23         8/23/2012        29,996
                                                                                                ----------
                                                                                                   369,300
                                                                                                ----------
             DIVERSIFIED BANKS (1.1%)
    25,000   Gotham Funding Corp. ABS(b),(c)                          0.21         8/27/2012        24,996
    30,000   Gotham Funding Corp. ABS(b),(c)                          0.24         9/06/2012        29,993
                                                                                                ----------
                                                                                                    54,989
                                                                                                ----------
             EDUCATION (5.2%)
    25,000   Board of Regents of Univ. of Texas                       0.16         8/03/2012        25,000
    25,000   Board of Regents of Univ. of Texas                       0.18         8/21/2012        25,000
    21,500   Board of Regents of Univ. of Texas                       0.17        10/02/2012        21,500
    20,000   Board of Regents of Univ. of Texas                       0.17        10/10/2012        20,000
    15,000   Board of Regents of Univ. of Texas                       0.17        10/18/2012        15,000
    28,500   Board of Trustees of Michigan State Univ.                0.16         8/21/2012        28,500
    28,880   Board of Trustees of Michigan State Univ.                0.19        11/06/2012        28,880
    31,000   Emory Univ.                                              0.16         8/10/2012        30,999
    31,000   Emory Univ.                                              0.18         9/26/2012        30,999
     7,562   Univ. of Virginia                                        0.16        10/09/2012         7,560
    19,150   Yale Univ.                                               0.16        11/15/2012        19,141
                                                                                                ----------
                                                                                                   252,579
                                                                                                ----------
             EDUCATION SERVICES (0.5%)
    19,200   Cornell Univ.                                            0.16         9/20/2012        19,196
     4,100   Lehigh Univ.                                             0.18         9/18/2012         4,099
                                                                                                ----------
                                                                                                    23,295
                                                                                                ----------

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             ELECTRIC/GAS UTILITIES (1.2%)
   $18,158   New York Power Auth.                                     0.15%        8/06/2012    $   18,158
    14,825   New York Power Auth.                                     0.18         9/10/2012        14,822
    12,000   South Carolina Public Service Auth.                      0.18         8/16/2012        12,000
    14,500   South Carolina Public Service Auth.                      0.19         9/17/2012        14,500
                                                                                                ----------
                                                                                                    59,480
                                                                                                ----------
             GENERAL OBLIGATION (1.1%)
     7,500   Houston                                                  0.17         8/06/2012         7,500
    20,500   Houston                                                  0.18         8/07/2012        20,500
    10,000   Houston                                                  0.22         8/22/2012        10,000
    13,500   Texas Public Finance Auth.                               0.25         8/13/2012        13,500
                                                                                                ----------
                                                                                                    51,500
                                                                                                ----------
             HEALTH CARE FACILITIES (1.0%)
    50,000   Trinity Health Corp.                                     0.17         8/02/2012        50,000
                                                                                                ----------
             HOSPITAL (2.9%)
    25,000   Catholic Health Initiatives                              0.16         8/01/2012        25,000
     7,900   Catholic Health Initiatives                              0.24         8/01/2012         7,900
    12,600   Catholic Health Initiatives                              0.20         9/17/2012        12,600
    11,600   Catholic Health Initiatives                              0.28        10/11/2012        11,600
    30,000   Inova Health System                                      0.18         8/13/2012        29,998
    25,000   Inova Health System                                      0.17         9/12/2012        24,995
    30,000   Inova Health System                                      0.17        10/15/2012        29,989
                                                                                                ----------
                                                                                                   142,082
                                                                                                ----------
             MUNICIPAL FINANCE (1.2%)
     6,000   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)            0.16         8/13/2012         6,000
    54,600   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)            0.19         8/13/2012        54,600
                                                                                                ----------
                                                                                                    60,600
                                                                                                ----------
             SALES TAX (0.5%)
    25,000   Dallas Area Rapid Transit                                0.32         9/06/2012        25,000
                                                                                                ----------
             SOFT DRINKS (1.1%)
    35,000   Coca-Cola Co.(b),(c)                                     0.21         9/18/2012        34,990
    20,000   Coca-Cola Co.(b),(c)                                     0.24        12/18/2012        19,982
                                                                                                ----------
                                                                                                    54,972
                                                                                                ----------
             WATER/SEWER UTILITY (1.5%)
    50,000   New York City Municipal Water Finance Auth.              0.20         9/07/2012        50,000
    22,230   San Diego County Water Auth.                             0.18         8/13/2012        22,230
                                                                                                ----------
                                                                                                    72,230
                                                                                                ----------
             Total Commercial Paper (cost: $1,230,027)                                           1,230,027
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             PUT BONDS (0.7%)

             BUILDINGS (0.3%)
   $15,000   New York Liberty Dev. Corp.                              0.27%       12/01/2049    $   15,000
                                                                                                ----------
             HOSPITAL (0.4%)
    20,000   California Statewide Communities Dev. Auth.              0.23         4/01/2037        20,000
                                                                                                ----------
             Total Put Bonds (cost: $35,000)                                                        35,000
                                                                                                ----------

             VARIABLE-RATE DEMAND NOTES (67.2%)

             AGRICULTURAL PRODUCTS (1.5%)
     5,130   Bybee Foods, LLC (LOC - Key Bank, N.A.)                  0.35        11/01/2026         5,130
     2,100   Dallam County IDC (LOC - Wells Fargo Bank, N.A.)         0.22         1/01/2027         2,100
    15,000   Indiana Finance Auth.                                    0.19         6/01/2041        15,000
    15,000   Iowa Finance Auth.                                       0.20         6/01/2036        15,000
    35,000   Iowa Finance Auth.(d)                                    0.19         6/01/2039        35,000
     3,570   Washington Economic Dev. Finance Auth.
              (LOC - Bank of the West)                                0.65         9/01/2032         3,570
                                                                                                ----------
                                                                                                    75,800
                                                                                                ----------
             AIRLINES (0.8%)
    38,900   Chicago-O'Hare International Airport
              (LOC - Bayerische Landesbank)                           0.23         5/01/2035        38,900
                                                                                                ----------
             AIRPORT SERVICES (0.5%)
     9,545   Holland-Sheltair Aviation Funding, LLC
              (LOC - Federal Home Loan Bank of Atlanta)               0.22         5/01/2035         9,545
    13,525   Holland-Sheltair Aviation Funding, LLC
              (LOC - Federal Home Loan Bank of Atlanta)               0.22         5/01/2048        13,525
     2,200   San Antonio (LOC - Bank of America, N.A.)                0.70         4/01/2020         2,200
                                                                                                ----------
                                                                                                    25,270
                                                                                                ----------
             AIRPORT/PORT (0.5%)
     4,760   Cleveland-Cuyahoga County
              (LOC - FirstMerit Bank, N.A.)                           0.36         6/01/2031         4,760
     9,000   Denver City and County Airport System
              (LOC - Lloyds TSB Bank plc)                             0.28        11/15/2025         9,000
     9,875   San Jose Airport (LIQ)
              (LOC - Deutsche Bank A.G.)(b)                           0.19         3/01/2037         9,875
                                                                                                ----------
                                                                                                    23,635
                                                                                                ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     5,845   St. Charles Parish
              (LOC - Federal Home Loan Bank of Atlanta)               0.35         9/01/2024         5,845
                                                                                                ----------

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             APPROPRIATED DEBT (1.0%)
   $10,000   Miami-Dade County School Board (INS)(LIQ)(b)             0.30%        5/01/2016    $   10,000
    20,740   Michigan Building Auth. (INS)(LIQ)(b)                    0.36        10/15/2014        20,740
    18,150   Pasadena (LOC - Bank of America, N.A.)                   0.18         2/01/2035        18,150
                                                                                                ----------
                                                                                                    48,890
                                                                                                ----------
             ASSET-BACKED FINANCING (0.1%)
     2,490   Capital Markets Access Co., LLC
              (LOC - Federal Home Loan Bank of Atlanta)               0.29         8/01/2031         2,490
                                                                                                ----------
             AUTO PARTS & EQUIPMENT (0.4%)
     2,605   Dayton Wheel Concepts, Inc.
              (LOC - PNC Bank, N.A.)                                  0.24         5/01/2024         2,605
     4,940   Illinois Finance Auth.
              (LOC - Federal Home Loan Bank of Chicago)               0.45         7/01/2040         4,940
     3,400   Savanna (LOC - Bank of America, N.A.)                    0.57         5/01/2019         3,400
    10,000   Shelbyville (LOC - Bank of
              Tokyo-Mitsubishi UFJ, Ltd.)                             0.18         4/01/2035        10,000
                                                                                                ----------
                                                                                                    20,945
                                                                                                ----------
             AUTOMOBILE MANUFACTURERS (0.2%)
    10,465   Franklin IDB (LOC - Fifth Third Bank)                    0.38         4/01/2030        10,465
                                                                                                ----------
             AUTOMOTIVE RETAIL (0.1%)
     3,908   Kenwood Lincoln-Mercury, Inc.
              (LOC - PNC Bank, N.A.)                                  0.24         5/01/2015         3,908
     2,320   Kenwood Lincoln-Mercury, Inc.
              (LOC - PNC Bank, N.A.)                                  0.24         3/01/2021         2,320
                                                                                                ----------
                                                                                                     6,228
                                                                                                ----------
             BROADCASTING (0.0%)
     2,100   New Jersey EDA
              (LOC - JPMorgan Chase Bank, N.A.)                       0.30        10/01/2021         2,100
                                                                                                ----------
             BUILDING PRODUCTS (0.9%)
     4,110   Atchison (LOC - Key Bank, N.A.)                          0.34         1/01/2033         4,110
     4,070   Cornell Iron Works, Inc.
              (LOC - Bank of America, N.A.)                           0.41         4/01/2019         4,070
     3,270   Delaware EDA (LOC - Key Bank, N.A.)                      0.34         4/01/2023         3,270
     4,400   Manhattan IDB
              (LOC - JPMorgan Chase Bank, N.A.)                       0.21         4/01/2028         4,400
     6,785   Moondance Enterprises, LP
              (LOC - PNC Bank, N.A.)                                  0.24        11/01/2020         6,785
     2,700   Sheridan (LOC - PNC Bank, N.A.)                          0.28         8/01/2020         2,700
     2,850   Tazewell County IDA (LOC - PNC Bank, N.A.)               0.28         2/01/2017         2,850

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 3,245   Vulcan, Inc. (LOC - Branch Banking & Trust Co.)          0.23%        7/01/2021    $    3,245
    10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)          0.29        12/01/2031        10,000
     2,800   West Des Moines (LOC - Wells Fargo Bank, N.A.)           0.37         4/01/2025         2,800
                                                                                                ----------
                                                                                                    44,230
                                                                                                ----------
             BUILDINGS (0.7%)
    33,000   Miami-Dade County IDA
              (LOC - Manufacturers & Traders Trust Co.)               0.20        11/01/2042        33,000
                                                                                                ----------
             COMMERCIAL PRINTING (0.4%)
     2,981   Fairway, LLC (LOC - Federal Home
              Loan Bank of San Francisco)                             0.21        12/01/2023         2,981
     8,120   Harnett County Industrial Facilities & Pollution
              Control Financing Auth.
              (LOC - PNC Bank, N.A.)                                  0.24         9/01/2019         8,120
     2,150   John E. Staten Properties, Inc.
              (LOC - PNC Bank, N.A.)                                  0.29        10/01/2021         2,150
     3,950   South Carolina Jobs EDA
              (LOC - Wells Fargo Bank, N.A.)                          0.33         4/01/2033         3,950
     1,500   Summit County Port Auth. (LOC - Key Bank, N.A.)          0.34         7/01/2023         1,500
                                                                                                ----------
                                                                                                    18,701
                                                                                                ----------
             COMMUNITY SERVICE (1.5%)
    23,225   California Infrastructure & Economic Dev. Bank
              (LOC - Bank of America, N.A.)                           0.22         7/01/2034        23,225
    11,600   Jackson County IDA
              (LOC - Commerce Bank, N.A.)                             0.19         7/01/2025        11,600
     3,000   Rhode Island Health & Educational Building Corp.
              (LOC - RBS Citizens, N.A.)                              0.29        12/01/2036         3,000
     8,295   Toledo Lucas County Port Auth.
              (LOC - Fifth Third Bank)                                0.29         9/01/2019         8,295
     8,815   Village of Morton Grove
              (LOC - Bank of America, N.A.)                           0.37        12/01/2041         8,815
    16,305   Wisconsin Public Finance Auth.
              (LOC - Fifth Third Bank)                                0.22         2/01/2042        16,305
                                                                                                ----------
                                                                                                    71,240
                                                                                                ----------
             COMPUTER STORAGE & PERIPHERALS (0.0%)
     1,950   Alameda County IDA (LOC - Bank of the West)              0.65        12/01/2040         1,950
                                                                                                ----------
             CONSTRUCTION & ENGINEERING (0.4%)
    17,845   Boland Holdings, LLC (LOC - PNC Bank, N.A.)              0.22        12/01/2039        17,845
                                                                                                ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     4,990   M-B Companies, Inc. (LOC - U.S. Bank, N.A.)              0.31         3/01/2048         4,990
                                                                                                ----------

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             CONSTRUCTION MATERIALS (0.4%)
   $ 1,855   Franklin IDB (LOC - Federal Home Loan
              Bank of Chicago)                                        0.26%        7/01/2032    $    1,855
     8,900   Paulding County
              (LOC - Bayerische Landesbank)                           0.35         8/01/2026         8,900
     3,815   Schmitz Ready Mix, Inc.
              (LOC - Federal Home Loan Bank of Chicago)               0.27         4/01/2046         3,815
     4,405   Upper Illinois River Valley Dev. Auth.
              (LOC - Bank of America, N.A.)                           0.42        12/01/2021         4,405
                                                                                                ----------
                                                                                                    18,975
                                                                                                ----------
             DISTILLERS & VINTNERS (0.0%)
     2,200   Kentucky Rural EDA (LOC - PNC Bank, N.A.)                0.28        10/01/2016         2,200
                                                                                                ----------
             DISTRIBUTORS (0.3%)
    15,980   Bhavnani, LLC (LOC - U.S. Bank, N.A.)                    0.21         5/01/2038        15,980
                                                                                                ----------
             DIVERSIFIED CHEMICALS (0.1%)
     6,500   Port of Port Arthur Navigation District                  0.31         4/01/2033         6,500
                                                                                                ----------
             DIVERSIFIED METALS & MINING (0.1%)
     1,170   Lancaster IDA (LOC - Fulton Bank)                        1.70         1/01/2015         1,170
     1,330   Lancaster IDA (LOC - Fulton Bank)                        1.70         1/01/2027         1,330
                                                                                                ----------
                                                                                                     2,500
                                                                                                ----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (3.0%)
     7,000   Fiore Capital, LLC (LOC - Harris Bank, N.A.)             0.23         8/01/2045         7,000
     6,150   Fiore Capital, LLC (LOC - Harris Bank, N.A.)             0.23         8/01/2045         6,150
    48,485   New York City Housing Dev. Corp.
              (LOC - Landesbank Hessen-Thuringen)(d)                  0.20         6/01/2039        48,485
    16,305   NPJ Properties, LP
              (LOC - Manufacturers & Traders Trust Co.)               0.59         2/01/2027        16,305
    30,085   Paca-Pratt Associates, Inc.
              (LOC - Manufacturers & Traders Trust Co.)               0.59         1/01/2038        30,085
     2,550   Pinnacle Properties Dev. Group, LLC
              (LOC - PNC Bank, N.A.)                                  0.24         6/15/2041         2,550
     4,900   Rio Bravo, LLC
              (LOC - Wells Fargo Bank, N.A.)                          0.26        12/01/2033         4,900
    11,750   Scion Real Estate Investments, LLC
              (LOC - Fifth Third Bank)                                0.33         1/02/2048        11,750
     1,080   Secor Realty, Inc. (LOC - PNC Bank, N.A.)                0.24         4/01/2020         1,080
     4,600   Stice-Hill Holding, LC
              (LOC - Hancock Bank of Louisiana)                       1.50        12/01/2023         4,600
    14,235   Stobro Co., LP
              (LOC - Federal Home Loan Bank of Pittsburgh)            0.38         1/01/2032        14,235
                                                                                                ----------
                                                                                                   147,140
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             EDUCATION (4.9%)
   $18,230   Amherst IDA (LOC - Manufacturers &
              Traders Trust Co.)                                      0.20%       10/01/2031    $   18,230
    15,585   California Educational Facilities Auth.
              (LOC - Bank of America, N.A.)                           0.19        10/01/2036        15,585
     8,370   Calvin College (LOC - JPMorgan
              Chase Bank, N.A.)                                       0.26        10/01/2037         8,370
    10,705   Colorado Educational and Cultural Facilities Auth.
              (LOC - Fifth Third Bank)                                0.20         1/01/2029        10,705
     2,000   Colorado Educational and Cultural Facilities Auth.
              (LOC - Sovereign Bank)                                  1.15         7/01/2037         2,000
    18,165   Colorado Educational and Cultural Facilities Auth.
              (LOC - Fifth Third Bank)                                0.22         5/15/2038        18,165
     7,870   Lakewood Educational Facilities Auth.
              (LOC - Fifth Third Bank)                                0.27         8/01/2030         7,870
     1,245   Massachusetts Dev. Finance Agency
              (LOC - JPMorgan Chase Bank, N.A.)                       0.30        10/01/2012         1,245
    10,000   Massachusetts Dev. Finance Agency
              (LOC - RBS Citizens, N.A.)                              0.22         7/01/2043        10,000
     2,965   Minnesota Higher Education Facilities Auth.
              (LOC - U.S. Bank, N.A.)                                 0.22         4/01/2027         2,965
    21,175   Missouri Health and Educational Facilities Auth.
              (LOC - Fifth Third Bank)                                0.22         7/15/2037        21,175
     7,455   Multnomah County (LOC - Key Bank, N.A.)                  0.34        12/01/2029         7,455
     4,215   Nebraska Elementary and Secondary School
              Finance Auth. (LOC - Fifth Third Bank)                  0.22         9/01/2029         4,215
    13,990   New Jersey EDA (LOC - Sovereign Bank)                    1.12         8/01/2037        13,990
     3,945   New York City IDA
              (LOC - JPMorgan Chase Bank, N.A.)                       0.20        12/01/2034         3,945
     6,520   Oakland County EDC
              (LOC - Comerica Bank, N.A.)                             0.20        12/01/2032         6,520
     4,600   Ohio Higher Education Facility
              (LOC - Key Bank, N.A.)                                  0.29         1/01/2018         4,600
    10,165   Ohio Higher Education Facility
              (LOC - Fifth Third Bank)                                0.29         9/01/2030        10,165
     4,455   Rhode Island Health and Educational
              Building Corp. (LOC - RBS Citizens, N.A.)               0.17         4/01/2035         4,455
    15,705   Rhode Island Health and Educational
              Building Corp. (LOC - RBS Citizens, N.A.)               0.17         4/01/2036        15,705
     3,735   Rockland County IDA (LOC - TD Bank, N.A.)                0.19         5/01/2034         3,735
    16,100   South Carolina Jobs EDA
              (LOC - Bank of America, N.A.)                           0.29        12/01/2036        16,100
     9,840   Summit County (LOC - Fifth Third Bank)                   0.23         8/01/2030         9,840

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $10,460   Washington Higher Education Facilities Auth.             0.20%       10/01/2031    $   10,460
     9,710   Will County (LOC - Fifth Third Bank)                     0.27        12/01/2025         9,710
                                                                                                ----------
                                                                                                   237,205
                                                                                                ----------
             EDUCATION SERVICES (2.1%)
     7,916   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)        1.20         1/01/2025         7,916
     2,105   Educational Management Corp.
              (LOC - Old National Bank)                               0.26         5/01/2023         2,105
     7,300   Frisch School (LOC - Sovereign Bank)                     1.28         5/01/2036         7,300
       785   Grove City Church of the Nazarene
              (LOC - PNC Bank, N.A.)                                  0.29         2/01/2024           785
     2,998   Indian Creek Christian Church, Inc.
              (LOC - Fifth Third Bank)                                0.33         1/01/2056         2,998
    15,955   Indiana Educational Facilities Auth.
              (LOC - RBS Citizens, N.A.)                              0.28        10/01/2029        15,955
     4,000   Lexington-Fayette Urban County Government
              (LOC - Fifth Third Bank)                                0.27         1/01/2033         4,000
     7,070   Loganville Christian Academy, Inc.
              (LOC - Key Bank, N.A.)                                  0.33         6/01/2038         7,070
    14,000   New Jersey EDA (LOC - Sovereign Bank)                    1.12         5/01/2036        14,000
     5,895   Rhode Island EDC (LOC - RBS Citizens, N.A.)              0.23         3/01/2038         5,895
     9,470   Rhode Island Health and Educational
              Building Corp. (LOC - RBS Citizens, N.A.)               0.18         6/01/2035         9,470
    20,355   Saddleback Valley Community Church
              (LOC - Federal Home Loan Bank of San Francisco)         0.15        11/01/2038        20,355
     1,585   St. Louis County IDA (LOC - Fifth Third Bank)            0.27         9/01/2038         1,585
     3,680   Summit Country Day School
              (LOC - U.S. Bank, N.A.)                                 0.45         2/01/2019         3,680
                                                                                                ----------
                                                                                                   103,114
                                                                                                ----------
             ELECTRIC UTILITIES (9.8%)
    19,500   Appling County Dev. Auth.                                0.18        12/01/2018        19,500
    26,650   Appling County Dev. Auth.                                0.22         9/01/2041        26,650
    40,000   Brazos River Auth. (LOC - Citibank, N.A.)                0.30        12/01/2036        40,000
     6,600   Dade County IDA                                          0.17         6/01/2021         6,600
    28,100   Escambia County                                          0.19         4/01/2039        28,100
     6,550   Eutaw IDB                                                0.16        12/01/2020         6,550
     9,200   Floyd County Dev. Auth.                                  0.20         7/01/2022         9,200
    38,300   Garfield County Industrial Auth.                         0.31         1/01/2025        38,300
     4,800   Heard County Dev. Auth.                                  0.18        12/01/2037         4,800
     2,730   Jackson County                                           0.24         7/01/2022         2,730
     2,940   Jacksonville                                             0.17         5/01/2029         2,940
    20,000   Louisa County                                            0.20         9/01/2016        20,000
    30,000   Louisa County                                            0.20        10/01/2024        30,000

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $22,000   Martin County                                            0.17%        7/15/2022    $   22,000
    14,000   Miami-Dade County IDA                                    0.23         2/01/2023        14,000
    10,600   Mississippi Business Finance Corp.                       0.17         7/01/2025        10,600
     9,400   Mississippi Business Finance Corp.                       0.19        12/01/2027         9,400
    13,520   Mississippi Business Finance Corp.                       0.17         5/01/2028        13,520
     7,250   Mobile IDB                                               0.19         9/01/2031         7,250
    18,065   Monroe County Dev. Auth.                                 0.22        12/01/2041        18,065
    20,000   Muskogee Industrial Trust                                0.28         6/01/2027        20,000
    20,800   Putnam County IDA                                        0.18         4/01/2032        20,800
    30,000   St. Lucie County                                         0.23         5/01/2024        30,000
    76,700   St. Lucie County                                         0.18         9/01/2028        76,700
                                                                                                ----------
                                                                                                   477,705
                                                                                                ----------
             ELECTRIC/GAS UTILITIES (0.8%)
    10,000   Chatom IDB (NBGA)                                        0.30         8/01/2041        10,000
     3,100   Long Island Power Auth.
              (LOC - Bayerische Landesbank)                           0.20         5/01/2033         3,100
    24,880   New York Energy Research & Dev. Auth.
              (LOC - Royal Bank of Scotland plc)                      0.19        12/01/2027        24,880
                                                                                                ----------
                                                                                                    37,980
                                                                                                ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     2,785   Putnam County IDA
              (LOC - RBS Citizens, N.A.)                              0.29         7/01/2032         2,785
                                                                                                ----------
             FOOD DISTRIBUTORS (0.4%)
     3,075   Alameda County IDA
              (LOC - Comerica Bank, N.A.)                             0.38        12/01/2040         3,075
     2,210   Avalon Foodservice, Inc.
              (LOC - PNC Bank, N.A.)                                  0.24         6/01/2022         2,210
     5,027   CCO, LLC (LOC - Fifth Third Bank)                        0.38         9/01/2024         5,027
     1,710   Massachusetts Dev. Finance Agency
              (LOC - Sovereign Bank)                                  1.75        12/01/2021         1,710
     9,115   Putnam County IDA (LOC - JPMorgan Chase
              Bank, N.A.)                                             0.15        12/01/2024         9,115
                                                                                                ----------
                                                                                                    21,137
                                                                                                ----------
             FOOD RETAIL (0.2%)
     7,820   Saubels Market, Inc. (LOC - Fulton Bank)                 1.70         5/01/2034         7,820
                                                                                                ----------
             FOREST PRODUCTS (0.1%)
     5,060   Rex Lumber, LLC (LOC - Federal Home Loan
              Bank of Dallas)                                         0.23         2/01/2022         5,060
                                                                                                ----------
             GAS UTILITIES (0.6%)
    27,165   Summit Utilities, Inc. (LOC - JPMorgan Chase
              Bank, N.A.)                                             0.39         4/01/2038        27,165
                                                                                                ----------

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20  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (0.3%)
   $12,745   Marion EDA (LOC - Key Bank, N.A.)                        0.35%        2/01/2035    $   12,745
                                                                                                ----------
             GENERAL OBLIGATION (2.2%)
     7,500   Bridgeview (LOC - Harris Bank, N.A.)                     0.26        12/01/2038         7,500
    11,960   Covington (LOC - U.S. Bank, N.A.)                        0.45        12/01/2029        11,960
    13,865   Fiddler's Business Improvement District
              (LOC - Key Bank, N.A.)                                  0.30        12/01/2037        13,865
    25,000   Fiddler's Business Improvement District
              (LOC - Key Bank, N.A.)                                  0.24        12/01/2038        25,000
    10,475   Michigan Charter Township of Commerce
              (LOC - Comerica Bank, N.A.)                             0.30        10/01/2018        10,475
    34,845   Michigan Charter Township of Commerce
              (LOC - Federal Home Loan Bank of Boston)                0.22        10/01/2034        34,845
     2,100   New York City (LOC - KBC Bank N.V.)                      0.29         8/01/2038         2,100
                                                                                                ----------
                                                                                                   105,745
                                                                                                ----------
             HEALTH CARE FACILITIES (5.6%)
    13,255   Bronson Lifestyle Improvement & Research Center
              (LOC - Fifth Third Bank)                                0.36         9/01/2030        13,255
     6,670   Capital Markets Access Co., LLC
              (LOC - Comerica Bank, N.A.)                             0.35         7/01/2025         6,670
     8,775   Clinic Investment, LP (LOC - PNC Bank, N.A.)             0.24         6/01/2015         8,775
     1,035   Columbia County Capital Resource Corp.
              (LOC - HSBC Bank USA)                                   0.33         7/01/2015         1,035
     2,265   Columbia County IDA
              (LOC - HSBC Bank USA)                                   0.32         7/01/2027         2,265
     3,125   Community Behavioral Healthcare Cooperative of
              Pennsylvania (LOC - Fulton Bank)                        1.70         9/01/2027         3,125
     3,385   Crozer Keystone Health System
              (LOC - TD Bank, N.A.)                                   0.30        12/15/2021         3,385
     1,235   District of Columbia
              (LOC - Manufacturers & Traders Trust Co.)               0.59         7/01/2032         1,235
     4,435   Dunn Nursing Home, Inc.
              (LOC - Federal Home Loan Bank of Atlanta)               0.23         2/01/2024         4,435
     3,706   Four Flags Properties, Inc.
              (LOC - Fifth Third Bank)                                0.38        10/01/2028         3,706
     5,400   Genoa Medical Dev., LLC
              (LOC - Fifth Third Bank)                                0.33        12/01/2045         5,400
     5,180   Hamot Surgery Center, LLC
              (LOC - PNC Bank, N.A.)                                  0.24         7/01/2030         5,180
    12,700   Healthcare Network Properties, LLC
              (LOC - PNC Bank, N.A.)                                  0.22         1/01/2029        12,700
     5,135   Heart Property, LLC (LOC - PNC Bank, N.A.)               0.24         7/01/2026         5,135
     4,365   HFDC of Central Texas, Inc. (LOC - Sovereign Bank)       1.28        11/01/2038         4,365

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 5,310   IHA Capital Dev., LLC (LOC - Fifth Third Bank)           0.33%        6/01/2053    $    5,310
     9,600   Indiana Finance Auth. (LOC - Bank of America, N.A.)      0.20         4/01/2038         9,600
     1,990   Indiana Finance Auth. (LOC - Bank of America, N.A.)      0.38         4/01/2038         1,990
     2,120   Labcon North America (LOC - Bank of the West)            0.65         1/01/2040         2,120
     5,180   Louisiana Public Facilities Auth.
              (LOC - Capital One, N.A.)                               0.80         7/01/2028         5,180
     4,740   MCE MOB IV, LP (LOC - PNC Bank, N.A.)                    0.22         8/01/2022         4,740
     3,725   Medical Center of Athens
              (LOC - Federal Home Loan Bank of Atlanta)               0.30         9/01/2032         3,725
     8,110   Medical Properties Investment Co. - Walker, LLC
              (LOC - Fifth Third Bank)                                0.33        11/01/2035         8,110
     7,950   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)              0.22         8/01/2030         7,950
     7,240   Medina County (LOC - PNC Bank, N.A.)                     0.22         8/01/2037         7,240
    12,935   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)              0.60        11/01/2035        12,935
    12,160   New Tristate Ventures, LLC (LOC - Fifth Third Bank)      0.33         5/01/2026        12,160
     3,240   Ohio Presbyterian Retirement Services
              (LOC - PNC Bank, N.A.)                                  0.24         7/01/2033         3,240
     4,830   Onondaga County IDA (LOC - HSBC Bank USA)                0.32         1/01/2023         4,830
    20,210   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)              0.22        12/01/2037        20,210
    24,180   Polk County IDA (LOC - Bank of America, N.A.)            0.65        12/01/2018        24,180
     3,160   Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037         3,160
     4,065   Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037         4,065
    24,420   Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037        24,420
     2,690   Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037         2,690
     1,665   Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037         1,665
     2,270   Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037         2,270
     7,015   Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037         7,015
     4,885   Premier Senior Living, LLC
              (LOC - Wells Fargo Bank, N.A.)                          0.32         8/01/2037         4,885
     4,170   Wisconsin Health and Educational Facilities Auth.
              (LOC - KBC Bank N.V.)                                   0.75         3/01/2038         4,170
     3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)           0.26        12/01/2014         3,400
                                                                                                ----------
                                                                                                   271,926
                                                                                                ----------
             HEALTH CARE SERVICES (0.3%)
     8,565   Central Ohio Medical Textiles
              (LOC - PNC Bank, N.A.)                                  0.22         3/01/2023         8,565

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22  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 7,150   Kaneville Road Joint Venture
              (LOC - Federal Home Loan Bank of Chicago)               0.26%       11/01/2032    $    7,150
                                                                                                ----------
                                                                                                    15,715
                                                                                                ----------
             HEALTH MISCELLANEOUS (0.3%)
     8,760   Dayton-Montgomery County
              (LOC - Fifth Third Bank)                                0.27        11/15/2028         8,760
     2,060   Kent Hospital Finance Auth.
              (LOC - Fifth Third Bank)                                0.27        10/01/2041         2,060
     4,925   Michigan Strategic Fund Ltd.
              (LOC - Fifth Third Bank)                                0.27         8/01/2023         4,925
                                                                                                ----------
                                                                                                    15,745
                                                                                                ----------
             HOME FURNISHINGS (0.1%)
     3,815   Caddo Parish IDB (LOC - Capital One, N.A.)               0.68         7/01/2024         3,815
     1,405   Maryland EDC (LOC - Manufacturers & Traders
              Trust Co.)                                              0.59         8/01/2016         1,405
                                                                                                ----------
                                                                                                     5,220
                                                                                                ----------
             HOME IMPROVEMENT RETAIL (0.1%)
     6,985   Brookhaven IDA (LOC - Capital One, N.A.)                 0.52         1/01/2025         6,985
                                                                                                ----------
             HOSPITAL (3.6%)
     2,885   Albany IDA (LOC - RBS Citizens, N.A.)                    0.87         5/01/2035         2,885
     3,130   Fayette County (LOC - PNC Bank, N.A.)                    0.22         8/01/2023         3,130
     7,235   Floyd County (LOC - JPMorgan Chase Bank, N.A.)           0.33        12/01/2020         7,235
     9,200   Indiana Health Facility Financing Auth.
              (LOC - Bank of America, N.A.)                           0.30         1/01/2019         9,200
     3,275   Johnson City Health and Educational Facilities Board
              (LOC - U.S. Bank, N.A.)                                 0.21         7/01/2033         3,275
     8,850   Johnson City Health and Educational Facilities Board
              (LOC - Mizuho Corporate Bank, Ltd.)                     0.21         7/01/2033         8,850
    20,000   Massachusetts Health and Educational Facilities Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                       0.17        10/01/2049        20,000
     7,500   Michigan Hospital Finance Auth.
              (LOC - Fifth Third Bank)                                0.27        12/01/2032         7,500
     7,500   Michigan Hospital Finance Auth.
              (LOC - Fifth Third Bank)                                0.27        12/01/2032         7,500
    15,960   Mountain States Health Alliance
              (LOC - Mizuho Corporate Bank, Ltd.)                     0.22         7/01/2026        15,960
    17,000   Oklahoma Dev. Finance Auth.
              (LOC - Bank of America, N.A.)                           0.21        12/01/2038        17,000
    28,625   Sullivan County Health, Educational & Housing
              Facilities Board (LOC - JPMorgan
              Chase Bank, N.A.)                                       0.17         9/01/2032        28,625

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 7,430   Sweetwater County (LOC - Key Bank, N.A.)                 0.28%        9/01/2037    $    7,430
    18,120   Sweetwater County (LOC - Key Bank, N.A.)                 0.37         9/01/2037        18,120
     7,275   Virginia Commonwealth Univ. Health System Auth.
              (LOC - Wells Fargo Bank, N.A.)                          0.15         7/01/2030         7,275
     9,425   West Virginia State Hospital Finance Auth.
              (LOC - Fifth Third Bank)                                0.30        10/01/2033         9,425
                                                                                                ----------
                                                                                                   173,410
                                                                                                ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
     2,825   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)             0.28        12/01/2028         2,825
     2,040   Doghouse Properties, LLC
              (LOC - Federal Home Loan Bank of Atlanta)               0.60         5/01/2027         2,040
    12,465   Forward Corp. (LOC - Fifth Third Bank)                   0.33        12/01/2030        12,465
                                                                                                ----------
                                                                                                    17,330
                                                                                                ----------
             HOUSEHOLD APPLIANCES (0.2%)
     8,180   Mississippi Business Finance Corp.
              (LOC - Wells Fargo Bank, N.A.)                          0.31         6/01/2015         8,180
                                                                                                ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
     3,300   Guymon Utilities Auth. (LOC - Bank of the West)          0.68         2/01/2023         3,300
                                                                                                ----------
             INDUSTRIAL MACHINERY (0.3%)
     4,855   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)         0.24         5/01/2021         4,855
     3,165   Boone County (LOC - Fifth Third Bank)                    0.36         7/01/2026         3,165
     2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)                     0.28         3/01/2029         2,075
       860   Michigan Strategic Fund Ltd.
              (LOC - Fifth Third Bank)                                0.36         3/01/2023           860
       785   Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)        0.24        11/01/2012           785
     2,955   Trumbull County (LOC - Key Bank, N.A.)                   0.34         4/01/2017         2,955
                                                                                                ----------
                                                                                                    14,695
                                                                                                ----------
             INTEGRATED OIL & GAS (0.4%)
    20,000   Calhoun County Navigation IDA                            0.21         1/01/2024        20,000
                                                                                                ----------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     8,515   South Central Communications Corp.
              (LOC - Fifth Third Bank)                                0.33         4/01/2018         8,515
                                                                                                ----------
             LEISURE FACILITIES (0.4%)
     5,435   Cattail Creek Country Club, Inc.
              (LOC - Manufacturers & Traders Trust Co.)               0.59         3/01/2031         5,435
     3,000   Healthtrack Sports & Wellness, LP
              (LOC - JPMorgan Chase Bank, N.A.)                       0.26         2/15/2027         3,000
     9,400   Turfway Park, LLC
              (LOC - Bank of America, N.A.)                           0.75         7/01/2022         9,400
                                                                                                ----------
                                                                                                    17,835
                                                                                                ----------

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             LEISURE PRODUCTS (0.2%)
   $ 4,200   Charter Lakes Capital, LLC (LOC - U.S. Bank, N.A.)       0.28%       10/01/2046    $    4,200
     2,380   Rhode Island Industrial Facilities Corp.
              (LOC - TD Bank, N.A.)                                   0.32         2/01/2021         2,380
     4,410   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)            0.30         6/01/2033         4,410
                                                                                                ----------
                                                                                                    10,990
                                                                                                ----------
             LIFE & HEALTH INSURANCE (0.3%)
     2,000   Lavonia O Frick Family Trust
              (LOC - Federal Home Loan Bank of Atlanta)               0.23        12/01/2026         2,000
    13,355   Lavonne Johnson Life Insurance Trust
              (LOC - Federal Home Loan Bank of Atlanta)               0.23         6/01/2031        13,355
     1,850   Ronald Ray Irrevocable Life Insurance Trust
              (LOC - Federal Home Loan Bank of Atlanta)               0.23         8/01/2022         1,850
                                                                                                ----------
                                                                                                    17,205
                                                                                                ----------
             MANAGED HEALTH CARE (0.1%)
     3,635   Jacksonville Economic Dev. Commission
              (LOC - Fifth Third Bank)                                0.33         9/01/2017         3,635
                                                                                                ----------
             MARINE (0.1%)
     6,105   Washington Economic Dev. Finance Auth.
              (LOC - Key Bank, N.A.)                                  0.64         3/01/2037         6,105
                                                                                                ----------
             MISCELLANEOUS (0.5%)
     8,800   Long Beach (LOC - Wells Fargo Bank, N.A.)                0.21        11/01/2030         8,800
    13,705   Michigan Municipal Bond Auth.
              (LOC - Fifth Third Bank)                                0.33        11/01/2037        13,705
                                                                                                ----------
                                                                                                    22,505
                                                                                                ----------
             MULTI-UTILITIES (0.0%)
     1,920   Fulton County Dev. Auth.
              (LOC - Credit Agricole Corp. Inv. Bank)                 4.00         3/01/2026         1,920
                                                                                                ----------
             MULTIFAMILY HOUSING (4.0%)
     8,325   Alabama Housing Finance Auth.
              (LOC - U.S. Bank, N.A.)                                 0.19         4/01/2037         8,325
     7,275   California Statewide Communities Dev.
              Auth. (LIQ)(NBGA)(b)                                    1.50         7/01/2015         7,275
     8,750   Dallas Housing Finance Corp. (LIQ)(NBGA)(b)              1.25         9/01/2019         8,750
     3,905   Kansas City IDA (LOC - Bank of America, N.A.)            0.54         9/01/2039         3,905
     3,460   Montana Board of Housing (LIQ)(NBGA)(b)                  1.50        10/01/2033         3,460
    10,000   Nebraska Investment Finance Auth.
              (LOC - Citibank, N.A.)                                  0.23        10/01/2042        10,000
     4,960   Nevada Housing Division (LOC - Citibank, N.A.)           0.28        10/01/2035         4,960
     9,300   New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                     0.20        11/01/2034         9,300

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 3,150   New York Housing Finance Agency
              (LOC - Citibank, N.A.)                                  0.25%        5/01/2037    $    3,150
    20,000   New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                     0.24        11/01/2038        20,000
     3,885   New York Housing Finance Agency
              (LOC - Citibank, N.A.)                                  0.25         5/01/2039         3,885
    24,150   New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                     0.20        11/01/2041        24,150
     3,860   New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                     0.24        11/01/2044         3,860
     3,500   Provence, LLC (LOC - Bank of America, N.A.)              0.80         9/01/2037         3,500
     6,835   Southeast Texas Housing
              Finance Corp. (LIQ)(NBGA)(b)                            1.50         6/01/2019         6,835
     6,925   Texas Department of Housing & Community Affairs
              (LOC - Citibank, N.A.)                                  0.22        12/01/2039         6,925
     1,030   Vermont Housing Finance Agency
              (LOC - Key Bank, N.A.)                                  0.34         1/01/2038         1,030
     5,330   Washington Housing Finance
              Commission (LIQ)(NBGA)(b)                               1.50        10/01/2033         5,330
    59,265   Washington Housing Finance Commission
              (LOC - HSH Nordbank A.G.)                               1.75         3/01/2036        59,265
                                                                                                ----------
                                                                                                   193,905
                                                                                                ----------
             NURSING/CCRC (1.5%)
     2,505   Berks County Municipal Auth.
              (LOC - Citizens Bank of Pennsylvania)                   0.24         5/15/2022         2,505
     4,700   Bucks County IDA
              (LOC - Citizens Bank of Pennsylvania)                   0.20         1/01/2037         4,700
     4,275   Butler County Hospital Auth.
              (LOC - Citizens Bank of Pennsylvania)                   0.24        10/01/2042         4,275
     8,890   Delaware County Auth.
              (LOC - Citizens Bank of Pennsylvania)                   0.23         4/01/2030         8,890
       360   Escambia County Health Facilities Auth.
              (LOC - TD Bank, N.A.)                                   0.15        11/15/2015           360
     4,290   Harrisonburg IDA
              (LOC - Branch Banking & Trust Co.)                      0.17         4/01/2036         4,290
    17,800   Illinois Finance Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                       0.16         9/01/2031        17,800
    16,860   Illinois Finance Auth.
              (LOC - Bank of America, N.A.)                           0.75         5/01/2036        16,860
     6,755   Illinois State Health Facilities Auth.
              (LOC - Fifth Third Bank)                                0.23        11/01/2033         6,755
     1,850   Indiana Finance Auth.
              (LOC - Federal Home Loan Bank of Indianapolis)          0.25         7/01/2029         1,850

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 1,200   Lynchburg Redevelopment & Housing Auth.
              (LOC - Manufacturers & Traders Trust Co.)               0.59%       12/01/2034    $    1,200
     1,185   Roanoke County EDA
              (LOC - Branch Banking & Trust Co.)                      1.24        10/01/2028         1,185
     3,915   Terre Haute (LOC - Sovereign Bank)                       1.28         8/01/2036         3,915
                                                                                                ----------
                                                                                                    74,585
                                                                                                ----------
             PACKAGED FOODS & MEAT (0.8%)
     3,850   Brewster Dairy, Inc. (LOC - Bank of Montreal)            0.24         4/03/2023         3,850
    13,215   Indianapolis Recovery Zone Facility
              (LOC - Fifth Third Bank)                                0.27        12/01/2030        13,215
     2,635   Lancaster IDA (LOC - Fulton Bank)                        1.70         6/01/2027         2,635
     1,630   Laurel County (LOC - Rabobank Nederland N.V.)            0.44         3/01/2015         1,630
     4,000   Michigan Strategic Fund Ltd.
              (LOC - AgriBank, FCB)                                   0.22         6/01/2024         4,000
     7,500   Optima Municipal Auth. (LOC - Bank of the West)          0.68         9/01/2023         7,500
     2,895   Oregon State Economic Dev. (LOC - Key Bank, N.A.)        0.29         2/01/2037         2,895
     5,460   St. Tammany Parish
              (LOC - Federal Home Loan Bank of Dallas)                0.29         7/01/2022         5,460
                                                                                                ----------
                                                                                                    41,185
                                                                                                ----------
             PAPER PACKAGING (0.0%)
     1,325   Washington Finance EDA
              (LOC - Wells Fargo Bank, N.A.)                          0.26         4/01/2033         1,325
                                                                                                ----------
             PAPER PRODUCTS (0.1%)
     1,110   Jackson Paper Co.
              (LOC - Federal Home Loan Bank of Atlanta)               0.60         4/01/2027         1,110
     5,600   Willacoochee Dev. Auth.
              (LOC - Federal Home Loan Bank of Atlanta)               0.25         5/01/2021         5,600
                                                                                                ----------
                                                                                                     6,710
                                                                                                ----------
             PERSONAL PRODUCTS (0.0%)
     2,100   Suffolk County IDA (LOC - Citibank, N.A.)                0.60        12/01/2019         2,100
                                                                                                ----------
             PHARMACEUTICALS (1.6%)
     7,000   Montgomery County IDA
              (LOC - Landesbank Hessen-Thuringen)                     1.40         4/01/2022         7,000
    20,000   New Hampshire Business Finance Auth.
              (LOC - Landesbank Hessen-Thuringen)                     1.40        11/01/2020        20,000
    19,500   New Hampshire Business Finance Auth.
              (LOC - Landesbank Hessen-Thuringen)                     1.40         9/01/2025        19,500
    30,000   New Hampshire Business Finance Auth.
              (LOC - Landesbank Hessen-Thuringen)                     1.40         4/01/2030        30,000
                                                                                                ----------
                                                                                                    76,500
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             REAL ESTATE OPERATING COMPANIES (5.6%)
   $ 4,045   Beaver Creek Enterprises, Inc.
              (LOC - PNC Bank, N.A.)                                  0.24%        3/02/2020    $    4,045
     3,090   Cain Capital Investments, LLC
              (LOC - Federal Home Loan Bank of Cincinnati)            0.32        10/01/2046         3,090
    30,000   Carew Realty, Inc. (LOC - Fifth Third Bank)              0.33         5/01/2037        30,000
     6,165   Congress Commons, LLC
              (LOC - Federal Home Loan Bank of Chicago)               0.34        12/01/2050         6,165
     9,000   Contra Costa County
              (LOC - Bank of America, N.A.)                           0.25         4/15/2046         9,000
    28,710   DeKalb County Housing Auth. (LIQ)(NBGA)(b)               0.85        11/07/2012        28,710
    11,910   Delos, LLC (LOC - Sovereign Bank)                        1.75         3/01/2037        11,910
     7,940   Donegal Crossing Associates, LLC
              (LOC - Federal Home Loan Bank of Pittsburgh)            0.29         8/15/2027         7,940
     5,405   East Hempfield IDA (LOC - Fulton Bank)                   1.45        10/15/2026         5,405
     4,600   EMF, LLC (LOC - Comerica Bank, N.A.)                     0.38         6/01/2042         4,600
    15,490   Fairway Park Properties, LLC
              (LOC - PNC Bank, N.A.)                                  0.24        10/15/2026        15,490
     5,800   Forsyth County (LOC - Fifth Third Bank)                  0.29         1/01/2037         5,800
     3,820   Fountains Apartments, LLC (LOC - Fifth Third Bank)       0.34         9/01/2036         3,820
     1,750   Fulton County Housing Auth.
              (LOC - Federal Home Loan Bank of Atlanta)               0.22         2/01/2041         1,750
     7,450   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)            0.33        12/01/2023         7,450
     7,076   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)            0.33        12/01/2044         7,076
     2,355   Hickory Creek Apartments, LLC
              (LOC - Fifth Third Bank)                                0.34         9/01/2036         2,355
     2,155   Islip IDA (LOC - Citibank, N.A.)                         0.57        11/01/2020         2,155
     3,085   J Investments, LLC (LOC - Fifth Third Bank)              0.33        12/01/2055         3,085
     2,054   Katz Capital Corp. (LOC - Fifth Third Bank)              0.33        11/15/2029         2,054
     4,000   Michigan Equity Group (LOC - Fifth Third Bank)           0.33        12/01/2034         4,000
     3,493   MRN, LP (LOC - U.S. Bank, N.A.)                          0.32        12/01/2033         3,493
    10,000   Nashville and Davidson County Health and
              Educational Facilities Board
              (LOC - Fifth Third Bank)                                0.30         9/01/2036        10,000
     7,800   New York City Housing Dev. Corp.
              (LOC - Landesbank Hessen-Thuringen)                     0.20        12/01/2036         7,800
    33,570   New York City Housing Dev. Corp.
              (LOC - RBS Citizens, N.A.)                              0.20         3/01/2048        33,570
     5,105   Orange County Housing Finance Auth.
              (LOC - Compass Bank)                                    1.62         1/15/2040         5,105
     3,200   Pennsylvania Economic Dev. Financing Auth.
              (LOC - PNC Bank, N.A.)                                  0.22         4/01/2035         3,200

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 2,415   Richfield Technology Associates, LLC
              (LOC - U.S. Bank, N.A.)                                 0.24%        4/01/2020    $    2,415
     8,850   Shepherd Capital, LLC
              (LOC - Federal Home Loan Bank of Indianapolis)          0.26        11/01/2052         8,850
     4,700   Sugar Creek Finance Co., LLC
              (LOC - Northern Trust Co.)                              0.26         6/01/2042         4,700
     3,565   Syracuse IDA (LOC - Key Bank, N.A.)                      0.34        10/01/2039         3,565
     2,957   TKBF, LLC (LOC - Fifth Third Bank)                       0.33         2/01/2108         2,957
     5,105   Univ. of South Florida Foundation, Inc.
              (LOC - Bank of America, N.A.)                           0.35         8/01/2034         5,105
    14,655   Willow Interests, LLC (LOC - Fifth Third Bank)           0.38         4/01/2025        14,655
                                                                                                ----------
                                                                                                   271,315
                                                                                                ----------
             REAL ESTATE TAX/FEE (1.0%)
    43,935   Irvine (LOC - KBC Bank N.V.)                             0.38         9/02/2050        43,935
     5,200   Jasper, Morgan, Newton, & Walton County
              (LOC - JPMorgan Chase Bank, N.A.)                       0.22        12/01/2020         5,200
                                                                                                ----------
                                                                                                    49,135
                                                                                                ----------
             REGIONAL BANKS (0.1%)
     2,700   Cobb County IDA
              (LOC - Federal Home Loan Bank of Atlanta)               0.23         2/01/2030         2,700
                                                                                                ----------
             REITs - DIVERSIFIED (1.1%)
    54,100   New York Housing Finance Agency
              (LOC - Landesbank Hessen-Thuringen)                     0.36         5/01/2042        54,100
                                                                                                ----------
             RESEARCH & CONSULTING SERVICES (0.6%)
    27,820   Fuller Road Management Corp.
              (LOC - Key Bank, N.A.)                                  0.43         7/01/2037        27,820
                                                                                                ----------
             RESTAURANTS (0.2%)
    11,585   Ft. Myers, Inc. (LOC - Fifth Third Bank)                 0.33        11/01/2017        11,585
                                                                                                ----------
             SALES TAX (0.3%)
     5,600   Arista Metropolitan District (LOC - Compass Bank)        2.00        12/01/2030         5,600
    10,000   Hamilton County (INS)(LIQ)(b)                            0.30         6/01/2015        10,000
                                                                                                ----------
                                                                                                    15,600
                                                                                                ----------
             SINGLE FAMILY HOUSING (0.1%)
     3,975   Montgomery County (LOC - PNC Bank, N.A.)                 0.20         7/01/2039         3,975
                                                                                                ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.8%)
     7,285   Denver Urban Renewal Auth.
              (LOC - Compass Bank)                                    1.85         9/01/2017         7,285
    15,182   Irvine (LOC - KBC Bank N.V.)                             0.38         9/02/2032        15,182
    15,000   New York Metropolitan Transportation Auth.
              (LOC - KBC Bank N.V.)                                   0.63        11/01/2025        15,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 3,200   Sheridan Redevelopment Agency
              (LOC - JPMorgan Chase Bank, N.A.)                       0.50%       12/01/2029    $    3,200
                                                                                                ----------
                                                                                                    40,667
                                                                                                ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     4,755   Cornerstone Funding Corp. I
              (LOC - PNC Bank, N.A.)                                  1.15         9/01/2025         4,755
                                                                                                ----------
             SPECIALTY STORES (0.7%)
    28,100   Bass Pro Rossford Development Co., LLC
              (LOC - Fifth Third Bank)                                0.38        11/01/2027        28,100
     4,225   Spencer Co., Inc.
              (LOC - Federal Home Loan Bank of Atlanta)               0.55         2/01/2021         4,225
                                                                                                ----------
                                                                                                    32,325
                                                                                                ----------
             STEEL (0.4%)
    10,000   Illinois Finance Auth. (LOC - UniCredit Bank A.G.)       1.95         2/01/2037        10,000
     6,785   Klein Steel Services, Inc.
              (LOC - Manufacturers & Traders Trust Co.)               0.59         8/01/2025         6,785
     2,690   Metaltec Steel Abrasive Co.
              (LOC - Comerica Bank, N.A.)                             0.31        11/01/2034         2,690
     2,500   Mississippi Business Finance Corp.
              (LOC - Federal Home Loan Bank of Dallas)                0.32         7/01/2020         2,500
                                                                                                ----------
                                                                                                    21,975
                                                                                                ----------
             TOLL ROADS (0.0%)
     2,300   New York State Thruway Auth. (LIQ)(b)                    0.17         4/01/2013         2,300
                                                                                                ----------
             WATER/SEWER UTILITY (0.4%)
     3,627   Hesperia Public Financing Auth.
              (LOC - Bank of America, N.A.)                           0.40         6/01/2026         3,627
    10,000   North Hudson Sewerage Auth.
              (LOC - TD Bank, N.A.)                                   0.19         6/01/2044        10,000
     5,985   West Palm Beach Utility System (LIQ)(b)                  0.30        10/01/2012         5,985
                                                                                                ----------
                                                                                                    19,612
                                                                                                ----------
             Total Variable-Rate Demand Notes (cost: $3,279,670)                                 3,279,670
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $4,877,165)                                               $4,877,165
                                                                                                ==========

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)             (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES     OTHER SIGNIFICANT    SIGNIFICANT
                                      IN ACTIVE MARKETS            OBSERVABLE   UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments                             $-            $  332,468             $-    $  332,468
  Commercial Paper                                    -             1,230,027              -     1,230,027
  Put Bonds                                           -                35,000              -        35,000
  Variable-Rate Demand Notes                          -             3,279,670              -     3,279,670
----------------------------------------------------------------------------------------------------------
Total                                                $-            $4,877,165             $-    $4,877,165
----------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2012

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at July 31, 2012, for federal income tax purposes, was $4,877,165,000.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

   period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ABS    Asset-Backed Financing
   CSD    Central School District
   EDA    Economic Development Authority
   EDC    Economic Development Corp.
   IDA    Industrial Development Authority/Agency
   IDB    Industrial Development Board
   IDC    Industrial Development Corp.
   ISD    Independent School District
   REIT   Real estate investment trust

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

   (INS) Principal and interest payments are insured by Assured Guaranty Corp. or Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, or JPMorgan Chase Bank, N.A.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Citigroup, Inc., Minnesota General Obligation, or National Rural Utility Corp.

o  SPECIFIC NOTES

   (a) At July 31, 2012, the aggregate market value of securities purchased on a when-issued basis was $4,549,000.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

       subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (d) At July 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2012

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)   $4,877,165
   Cash                                                                        5,231
   Receivables:
      Capital shares sold                                                     10,855
      USAA Asset Management Company (Note 4C)                                     78
      Interest                                                                 2,095
                                                                          ----------
         Total assets                                                      4,895,424
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                     4,549
      Capital shares redeemed                                                  9,334
      Dividends on capital shares                                                  4
   Accrued management fees                                                       996
   Accrued transfer agent's fees                                                 470
   Other accrued expenses and payables                                           166
                                                                          ----------
         Total liabilities                                                    15,519
                                                                          ----------
            Net assets applicable to capital shares outstanding           $4,879,905
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $4,879,827
   Accumulated undistributed net investment income                                78
                                                                          ----------
            Net assets applicable to capital shares outstanding           $4,879,905
                                                                          ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             4,880,349
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $     1.00
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 17,384
                                                                        --------
EXPENSES
   Management fees                                                        11,825
   Administration and servicing fees                                       4,927
   Transfer agent's fees                                                  13,322
   Custody and accounting fees                                               627
   Postage                                                                   562
   Shareholder reporting fees                                                210
   Trustees' fees                                                             13
   Registration fees                                                          78
   Professional fees                                                         201
   Other                                                                      82
                                                                        --------
         Total expenses                                                   31,847
   Transfer agent's fees reimbursed (Note 4D):                              (853)
   Expenses reimbursed                                                   (14,957)
                                                                        --------
         Net expenses                                                     16,037
                                                                        --------
NET INVESTMENT INCOME                                                      1,347
                                                                        --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          74
                                                                        --------
   Increase in net assets resulting from operations                     $  1,421
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

---------------------------------------------------------------------------------------
                                                                  2012             2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $     1,347      $       512
   Net realized gain on investments                                 74                8
                                                           ----------------------------
      Increase in net assets resulting from operations           1,421              520
                                                           ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (1,347)          (1,042)
                                                           ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 3,668,242        3,923,661
   Reinvested dividends                                          1,333            1,082
   Cost of shares redeemed                                  (3,810,453)      (4,220,678)
                                                           ----------------------------
      Decrease in net assets from capital
          share transactions                                  (140,878)        (295,935)
                                                           ----------------------------
   Net decrease in net assets                                 (140,804)        (296,457)
NET ASSETS
   Beginning of year                                         5,020,709        5,317,166
                                                           ----------------------------
   End of year                                             $ 4,879,905      $ 5,020,709
                                                           ============================
Accumulated undistributed net investment income:
   End of year                                             $        78      $         4
                                                           ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               3,668,242        3,923,661
   Shares issued for dividends reinvested                        1,333            1,082
   Shares redeemed                                          (3,810,453)      (4,220,678)
                                                           ----------------------------
      Decrease in shares outstanding                          (140,878)        (295,935)
                                                           ============================

See accompanying notes to financial statements.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Repurchase agreements are valued at cost, which approximates market value.

   3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,549,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2012, the Fund paid CAPCO facility fees of $30,000, which represents 9.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for distribution adjustments resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $74,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2012, and 2011, was as follows:

                                                      2012             2011
                                                   ---------------------------
Ordinary income*                                   $1,347,000       $1,042,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                          $82,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2012, the Fund had no capital loss carryforwards, for federal income tax purposes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2012, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2012, the Fund incurred management fees, paid or payable to the Manager, of $11,825,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

   monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $4,927,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2012, the Fund reimbursed the Manager $147,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the year ended July 31, 2012, the Fund incurred reimbursable expenses of $14,957,000, of which $78,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $13,322,000. During the year ended July 31, 2012, SAS reimbursed the Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2012, USAA and its affiliates owned 4,000 shares which represents less than 0.01% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                          YEAR ENDED JULY 31,
                                  ----------------------------------------------------------------------
                                        2012           2011           2010           2009           2008
                                  ----------------------------------------------------------------------
Net asset value at
 beginning of period              $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                  ----------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                   .00(a)         .00(a)         .00(a)         .02            .04
 Net realized and
  unrealized gain                        .00(a)         .00(a)         .00(a)         .00(a)         .00(a)
                                  ----------------------------------------------------------------------
Total from investment
 operations                              .00(a)         .00(a)         .00(a)         .02            .04
                                  ----------------------------------------------------------------------
Less distributions from:
 Net investment income                  (.00)(a)       (.00)(a)       (.00)(a)       (.02)          (.04)
                                  ----------------------------------------------------------------------
Net asset value at end
 of period                        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                  ======================================================================
Total return (%)*                        .03(d)         .02            .16(b)        1.86           3.70
Net assets at end of
 period (000)                     $4,879,905     $5,020,709     $5,317,166     $6,112,293     $5,833,182
Ratios to average net assets:**
 Expenses (%)(c)                         .34(d)         .40            .56(b)         .63            .57
 Expenses, excluding
  reimbursements (%)(c)                  .65(d)         .65            .62(b)           -              -
 Net investment income (%)               .03            .01            .17           1.83           3.60

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2012, average net assets were $4,926,074,000.
(a) Represents less than $0.01 per share.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(d) During the year ended July, 31, 2012, SAS reimbursed the Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

EXPENSE EXAMPLE

July 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2012, through July 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

48  | USAA MONEY MARKET FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                          BEGINNING                ENDING           DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE      FEBRUARY 1, 2012 -
                                      FEBRUARY 1, 2012         JULY 31, 2012        JULY 31, 2012
                                      --------------------------------------------------------------
Actual                                   $1,000.00               $1,000.00              $1.79

Hypothetical
 (5% return before expenses)              1,000.00                1,023.07               1.81

* Expenses are equal to the Fund's annualized expense ratio of 0.36%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of less than 0.01% for the six-month period of February 1, 2012, through July 31, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

ADVISORY AGREEMENT

July 31, 2012

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

50  | USAA MONEY MARKET FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed may have different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best

================================================================================

                                                        ADVISORY AGREEMENT |  51

================================================================================

execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other front-end load and no-load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses. The Board also took

================================================================================

52  | USAA MONEY MARKET FUND

================================================================================

into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail money market funds regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2011, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2011, and was in the top 5% of its performance universe for the three- and five-year periods ended December 31, 2011.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

54  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees*. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

  * Effective August 1, 2012, Patrick Bannigan joined the Board of Trustees of the Trust.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); Senior Vice President of USAA Financial Planning Services Agency, Inc. (FPS) (04/11-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

56  | USAA MONEY MARKET FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

PATRICK BANNIGAN(3, 4, 5, 6)
Trustee
Born: November 1965
Year of Election or Appointment: 2012

Director, Rx Matters Foundation, Inc. (12/11-present), a nonprofit foundation established to receive, obtain, and distribute medicines and other health care items to people in need; Director, All-In to Fight Cancer

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

(7/10-present), a nonprofit organization founded to educate and raise money in the effort to treat and find a cure for cancer; Senior Vice President and General Manager, RiverSource Investments (10/06-6/10). Mr. Bannigan brings to the Board extensive experience in the financial services industry, including experience as an officer of various mutual fund companies as well as over 23 years' mutual fund board-related experience.

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors L.P. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
    (2) Member of Executive Committee
    (3) Member of Audit Committee
    (4) Member of Pricing and Investment Committee
    (5) Member of Corporate Governance Committee
    (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
    (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

58  | USAA MONEY MARKET FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President and Director of AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-01/12); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

60  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Paul L. McNamara
                                      Patrick Bannigan
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     USAA Asset Management Company
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       USAA Investment Management Company
DISTRIBUTOR                           P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     usaa.com select "Investments,"
AT USAA.COM                           then "Mutual Funds"

OR CALL                               Under "Investments" view
(800) 531-USAA                        account balances, or click
         (8722)                       "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23427-0912                                (C)2012, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2012 and 2011 were $391,388 and $391,388, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2012 and 2011 were $70,828 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended July 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2012 and 2011 were $384,984 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     09/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/01/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/28/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.